Impairment - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Residual impairment and voluntary termination charges	£ 10	£ 46	£ 27